COMMITMENTS	6 Months Ended
Mar. 31, 2025
COMMITMENTS
COMMITMENTS

NOTE 15 – COMMITMENTS

On July 5, 2021, The Company entered into an investment agreement with Chongqing Jintong Industrial Construction Investment Co., Ltd (“Chongqing Jintong”). The Company agreed to invest for the construction of a factory for manufacturing pig by-products in Chongqing Tongnan High Tech Industrial Zone. As of March 31, 2025, the Company has commitment to pay $1.3 million (RMB 9.1 million) under the investment agreement.

Non-cancellable operating leases within one year

The following table sets forth our contractual obligations as of March 31, 2025:

	Total	2025	2026
Operating lease commitments under lease agreements	$44,919	$19,251	$25,668